Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 132,055,823	$ 125,044,092		$ 103,022,932
Inventories	1,694,765	1,494,891		3,090,923
Finance lease receivables, current – related parties	7,281,088	5,992,585		6,143,564
Customer loans receivable, current	8,903,724	10,382,537		8,484,753
Prepaid expenses and other current assets	32,970,169	11,276,802		10,050,005
Total current assets	215,096,937	184,451,020		165,905,926
Non-current assets:
Property and equipment, net	8,523,351	8,771,902		13,582,017
Intangible assets, net	1,543,779	1,590,052		19,739,276
Long-term investments		3,049,972		849,434
Goodwill, net	4,780,616	4,613,784		3,590,791
Finance lease receivables, non-current – related parties	10,648,402	8,397,582		3,420,489
Operating lease right-of-use assets	5,152,104	5,267,056		5,919,937
Finance lease right-of-use assets	522,055
Deferred tax assets	2,513,653	9,798,071
Customer loans receivable, non-current	4,525,883	5,023,551		6,444,025
Long-term prepayments	1,922,709	1,745,801		4,099,763
Long-term investments in MCs – related parties		17,820,910		19,811,555
Other assets	6,980,816	15,553,453		15,442,058
Total non-current assets	69,508,852	81,632,134		92,899,345
Total assets	284,605,789	266,083,154		258,805,271
Current liabilities:
Current portion of long-term loans	66,950	96,824		156,217
Notes and other payables, current – related parties	1,422,976	26,255		3,369,203
Income tax payable	1,624,002	18,705,851		8,782,930
Operating lease liabilities, current	4,131,154	4,341,522		3,885,812
Finance lease liabilities, current	157,532
Accrued liabilities and other current liabilities	8,564,250	8,103,194		21,009,009
Total current liabilities	48,466,216	61,191,890		92,451,270
Non-current liabilities:
Long-term loans	6,798,045	6,502,682		1,062,722
Notes and other payables, non-current – related parties	12,413	5,334		11,948,219
Deferred tax liabilities	346,432	926,023		6,013,565
Operating lease liabilities, non-current	1,312,819	1,241,526		2,444,316
Finance lease liabilities, non-current	195,572
Other liabilities	1,151,857	1,193,541		1,074,930
Total non-current liabilities	9,817,138	9,869,106		22,543,752
Total liabilities	58,283,354	71,060,996		114,995,022
Stockholders’ equity:
Preferred stock ($0.0001 par value, 20,000,000 shares authorized; no shares issued and outstanding as of March 31, 2025 and December 31, 2024)			[1]		[1]
Common stock ($0.0001 par value, 400,000,000 shares authorized, 103,881,251 and 103,020,816 shares issued, 103,611,251 and 102,750,816 shares outstanding as of March 31, 2025 and December 31, 2024, respectively)	10,388	10,302	[1]	9,419	[1]
Additional paid-in capital	62,513,837	62,513,923	[1]	36,879,281	[1]
Treasury stock (at cost, 270,000 shares as of March 31, 2025 and December 31, 2024)	(2,700,000)	(2,700,000)
Retained earnings	210,965,453	189,463,007		142,848,732
Accumulated other comprehensive loss	(44,343,412)	(54,178,075)		(37,578,255)
Total SBC Medical Group Holdings Incorporated stockholders’ equity	226,446,266	195,109,157		142,159,177
Non-controlling interests	(123,831)	(86,999)		1,651,072
Total stockholders’ equity	226,322,435	195,022,158		143,810,249
Total liabilities and stockholders’ equity	284,605,789	266,083,154		258,805,271
Nonrelated Party [Member]
Current assets:
Accounts receivable	1,633,456	1,413,433		1,437,077
Non-current assets:
Long-term investments	3,703,699	3,049,972
Current liabilities:
Accounts payable	17,854,422	13,875,179		26,531,944
Advances from customers	525,497	820,898		2,074,457
Related Party [Member]
Current assets:
Accounts receivable	30,557,912	28,846,680		33,676,672
Non-current assets:
Long-term investments	18,691,785	17,820,910
Current liabilities:
Accounts payable	1,141,762	659,044
Advances from customers	10,155,134	11,739,533		23,058,175
Due to related party	$ 2,822,537	$ 2,823,590		$ 3,583,523

[1]	Retrospectively restated for effect of reverse recapitalization on September 17, 2024.